OPERATING REVENUES - Schedule of revenues earned from time charters, voyage charters and other revenues (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disaggregation of Revenue [Line Items]
Lease	$ 181,693
Non-lease	228,207
Total	409,900	$ 581,849
Time charter revenues
Disaggregation of Revenue [Line Items]
Lease	181,693
Non-lease	0
Total	181,693	345,241
Voyage charter revenues
Disaggregation of Revenue [Line Items]
Lease	0
Non-lease	226,946
Total	226,946	236,158
Other revenues
Disaggregation of Revenue [Line Items]
Lease	0
Non-lease	1,261
Total	$ 1,261	$ 450